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                           [LOGO OF EXCELSIOR FUNDS]













                                 Fixed Income
                                  Portfolios










                               SEMI-ANNUAL REPORT


                               September 30, 2001

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS -- SELECTED PER SHARE DATA AND RATIOS................    4
PORTFOLIOS OF INVESTMENTS
 Managed Income Fund......................................................    6
 Intermediate-Term Managed Income Fund....................................    8
 Short-Term Government Securities Fund....................................   10
 High Yield Fund..........................................................   11
NOTES TO FINANCIAL STATEMENTS.............................................   12

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 .  Initial Purchase and Prospectus Information and Shareholder Services 1-800-
   446-1012 (From overseas, call 617-483-7297)
 .  Current Price and Yield Information 1-800-446-1012
 .  Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    P.O. Box 8529
    Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

                                                            Short-Term
                                 Managed    Intermediate-   Government
                                  Income    Term Managed    Securities       High
                                   Fund      Income Fund       Fund       Yield Fund
                               ------------ -------------  ------------  ------------
  ASSETS:
   Investments, at cost --
    see accompanying
    portfolios...............  $257,381,265 $238,609,137   $114,672,393  $131,217,542
                               ============ ============   ============  ============
   Investments, at value
    (Note 1).................  $264,909,274 $247,270,733   $116,855,194  $114,991,372
   Cash......................           --       303,298            --         58,321
   Interest receivable.......     2,058,785    2,560,208      1,308,503     4,311,728
   Receivable for investment
    securities sold..........     5,059,848          --             --     10,701,640
   Receivable for fund shares
    sold.....................        81,386      277,814        845,609        75,599
   Prepaid expenses..........           597          473            195         6,089
                               ------------ ------------   ------------  ------------
   Total Assets..............   272,109,890  250,412,526    119,009,501   130,144,749
  LIABILITIES:
   Payable for dividends
    declared.................     1,086,765    1,032,881        394,602     1,377,308
   Payable for investments
    purchased................    10,126,740          --             --      5,636,779
   Payable for fund shares
    redeemed.................       467,451      343,753      1,512,189        57,996
   Investment Advisory fees
    payable (Note 2).........       194,283       34,085         27,598        80,001
   Administration fees
    payable (Note 2).........        50,757       23,399          8,423         1,817
   Administrative servicing
    fees payable (Note 2)....         5,620       39,210          1,318           588
   Directors' fees payable
    (Note 2).................         1,964          562            209         2,143
   Due to Custodian Bank.....       125,623          --         224,150           --
   Accrued expenses and other
    payables.................        18,762       28,790         27,869       137,589
                               ------------ ------------   ------------  ------------
   Total Liabilities.........    12,077,965    1,502,680      2,196,358     7,294,221
                               ------------ ------------   ------------  ------------
  NET ASSETS.................  $260,031,925 $248,909,846   $116,813,143  $122,850,528
                               ============ ============   ============  ============
  NET ASSETS consist of:
   Undistributed
    (distributions in excess
    of) net investment
    income...................  $     46,575 $      5,286   $    (16,319) $    (28,468)
   Accumulated net realized
    gain (loss) on
    investments..............     1,783,560     (268,154)       265,221     1,015,252
   Unrealized
    appreciation/depreciation
    of investments...........     7,528,009    8,661,596      2,182,801   (16,226,170)
   Par value (Note 4)........        28,080       33,873         16,181           194
   Paid in capital in excess
    of par...................   250,645,701  240,477,245    114,365,259   138,089,720
                               ------------ ------------   ------------  ------------
  Total Net Assets...........  $260,031,925 $248,909,846   $116,813,143  $122,850,528
                               ============ ============   ============  ============
  Net Assets:
   Shares....................  $260,031,925 $248,909,846   $116,813,143  $100,238,741
   Institutional Shares......           --           --             --     22,611,787
  Shares outstanding (Note
   4):
   Shares....................    28,080,144   33,872,565     16,180,620    15,797,938
   Institutional Shares......           --           --             --      3,561,677
  NET ASSET VALUE PER SHARE:
   Shares....................         $9.26        $7.35          $7.22         $6.35
                                      =====        =====          =====         =====
   Institutional Shares......           --           --             --          $6.35
                                      =====        =====          =====         =====

                       See Notes to Financial Statements

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2001 (Unaudited)

                                            Intermediate- Short-Term
                                 Managed    Term Managed  Government      High
                                 Income        Income     Securities     Yield
                                  Fund          Fund         Fund         Fund
                               -----------  ------------- ----------  ------------
  INVESTMENT INCOME:
   Interest income...........  $ 8,291,686   $ 7,055,898  $2,723,307  $  7,647,700
                               -----------   -----------  ----------  ------------
  EXPENSES:
   Investment advisory fees
    (Note 2).................      958,267       403,086     138,607       435,480
   Administration fees (Note
    2).......................      194,268       175,055      70,228        76,364
   Administrative servicing
    fees (Note 2)............       37,564       141,936      34,939        37,652
   Custodian fees............       32,600        29,469      12,089        18,607
   Shareholder servicing
    agent fees...............       18,968        11,919       9,267         2,799
   Legal and audit fees......       14,042         9,541       3,280         4,985
   Shareholder reports.......       10,354         8,647       2,727         5,097
   Registration and filing
    fees.....................        9,578        14,975      12,053        19,358
   Distribution fees--Shares
    (Note 2).................          --            --          --        107,386
   Directors' fees and
    expenses (Note 2)........        4,035         2,958         905         2,157
   Miscellaneous expenses....        8,833         8,911       2,316         1,084
                               -----------   -----------  ----------  ------------
   Total Expenses............    1,288,509       806,497     286,411       710,969
   Fees waived and reimbursed
    by investment adviser and
    administrators (Note 2)..     (175,249)     (170,864)    (38,217)     (168,979)
                               -----------   -----------  ----------  ------------
   Net Expenses..............    1,113,260       635,633     248,194       541,990
                               -----------   -----------  ----------  ------------
  NET INVESTMENT INCOME......    7,178,426     6,420,265   2,475,113     7,105,710
                               -----------   -----------  ----------  ------------
  REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS
   (Note 1):
   Net realized gain (loss)
    on security transactions.    2,267,473     2,381,187     603,159        (3,766)
   Change in unrealized
    appreciation/depreciation
    of investments during the
    period...................    2,355,115     3,222,905   1,346,314   (15,470,275)
                               -----------   -----------  ----------  ------------
  Net realized and unrealized
   gain (loss) on
   investments...............    4,622,588     5,604,092   1,949,473   (15,474,041)
                               -----------   -----------  ----------  ------------
  Net increase (decrease) in
   net assets resulting from
   operations................  $11,801,014   $12,024,357  $4,424,586  $ (8,368,331)
                               ===========   ===========  ==========  ============

                       See Notes to Financial Statements

Excelsior Funds
Statements of Changes in Net Assets

                                                                               Intermediate-   Short-Term
                                                                   Managed     Term Managed    Government       High
                                                                    Income        Income       Securities      Yield
                                                                     Fund          Fund           Fund          Fund*
                                                                 ------------  -------------  ------------  ------------

  Six Months Ended September 30, 2001 (Unaudited)
  Net investment income........................................  $  7,178,426  $  6,420,265   $  2,475,113  $  7,105,710
  Net realized gain (loss) on investments......................     2,267,473     2,381,187        603,159        (3,766)
  Change in unrealized appreciation/depreciation of investments
   during the period...........................................     2,355,115     3,222,905      1,346,314   (15,470,275)
                                                                 ------------  ------------   ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations..................................................    11,801,014    12,024,357      4,424,586    (8,368,331)
  Distributions to shareholders:
   From net investment income
   Shares......................................................    (7,351,203)   (6,437,623)    (2,461,316)   (5,592,777)
   Institutional Shares........................................           --            --             --     (1,512,933)
   In excess of net investment income
    Shares.....................................................           --            --         (16,319)      (22,851)
   Institutional Shares........................................           --            --             --         (5,617)
                                                                 ------------  ------------   ------------  ------------
     Total distributions.......................................    (7,351,203)   (6,437,623)    (2,477,635)   (7,134,178)
                                                                 ------------  ------------   ------------  ------------
  Increase in net assets from fund share transactions (Note 4):
   Shares......................................................     3,409,180    23,723,108     39,172,071    54,968,200
   Institutional Shares........................................           --            --             --      7,852,473
                                                                 ------------  ------------   ------------  ------------
     Total from fund share transactions........................     3,409,180    23,723,108     39,172,071    62,820,673
                                                                 ------------  ------------   ------------  ------------
  Net increase in net assets...................................     7,858,991    29,309,842     41,119,022    47,318,164
  NET ASSETS:
   Beginning of period.........................................   252,172,934   219,600,004     75,694,121    75,532,364
                                                                 ------------  ------------   ------------  ------------
   End of period(1)............................................  $260,031,925  $248,909,846   $116,813,143  $122,850,528
                                                                 ============  ============   ============  ============
 --------
  (1) Including undistributed (distributions in excess of) net
      investment income........................................  $     46,575  $      5,286   $    (16,319) $    (28,468)
                                                                 ============  ============   ============  ============

  Year Ended March 31, 2001
  Net investment income........................................  $ 13,616,555  $ 11,576,567   $  3,404,146  $  1,366,910
  Net realized gain on investments.............................     4,011,372     1,696,106        158,286     1,019,018
  Change in unrealized appreciation/depreciation of investments
   during the period...........................................    10,890,903     9,541,232      1,709,633      (755,895)
                                                                 ------------  ------------   ------------  ------------
  Net increase in net assets resulting from operations.........    28,518,830    22,813,905      5,272,065     1,630,033
  Distributions to shareholders:
   From net investment income
    Shares.....................................................   (13,570,243)  (11,548,790)    (3,402,262)     (962,784)
   Institutional Shares........................................           --            --             --       (404,126)
   In excess of net investment income
   Shares......................................................           --            --         (13,797)          --
                                                                 ------------  ------------   ------------  ------------
     Total distributions.......................................   (13,570,243)  (11,548,790)    (3,416,059)   (1,366,910)
                                                                 ------------  ------------   ------------  ------------
  Increase in net assets from fund share transactions (Note 4):
   Shares......................................................    16,744,822    52,851,609     14,530,915    57,578,036
   Institutional Shares........................................           --            --             --     17,691,205
                                                                 ------------  ------------   ------------  ------------
     Total from fund share transactions........................    16,744,822    52,851,609     14,530,915    75,269,241
                                                                 ------------  ------------   ------------  ------------
  Net increase in net assets...................................    31,693,409    64,116,724     16,386,921    75,532,364
  NET ASSETS:
   Beginning of period.........................................   220,479,525   155,483,280     59,307,200           --
                                                                 ------------  ------------   ------------  ------------
   End of period(2)............................................  $252,172,934  $219,600,004   $ 75,694,121  $ 75,532,364
                                                                 ============  ============   ============  ============
 --------
  (2) Including undistributed (distributions in excess of) net
      investment income........................................  $    219,352  $     22,644   $    (13,797)          --
                                                                 ============  ============   ============  ============

* High Yield Fund commenced operations on October 31, 2000.

                       See Notes to Financial Statements

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios
  For a Fund share outstanding throughout each period.

                                                                                 Distributions Distributions Distributions
                       Net Asset             Net Realized             Dividends  in Excess of    From Net    in Excess of
                        Value,      Net     and Unrealized Total From  From Net       Net      Realized Gain Net Realized
                       Beginning Investment  Gain (Loss)   Investment Investment  Investment        on          Gain on
                       of Period   Income   on Investments Operations   Income      Income      Investments   Investments
                       --------- ---------- -------------- ---------- ---------- ------------- ------------- -------------
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1997..............    $8.84     $0.51        $(0.24)      $ 0.27     $(0.51)       --             --            --
   1998..............     8.60      0.49          0.58         1.07      (0.49)       --          $(0.01)          --
   1999..............     9.17      0.46          0.08         0.54      (0.46)       --           (0.26)          --
   2000..............     8.99      0.47         (0.41)        0.06      (0.47)       --           (0.03)          --
   2001..............     8.55      0.50          0.56         1.06      (0.50)       --             --            --
   Six Months Ended
    September 30,
    2001 (Unaudited).     9.11      0.26          0.15         0.41      (0.26)       --             --            --
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1997..............    $7.06     $0.41        $(0.19)      $ 0.22     $(0.41)       --             --            --
   1998..............     6.87      0.41          0.36         0.77      (0.41)       --             --            --
   1999..............     7.23      0.39          0.04         0.43      (0.39)       --          $(0.13)       $(0.01)
   2000..............     7.13      0.40         (0.36)        0.04      (0.40)       --             --            --
   2001..............     6.77      0.42          0.41         0.83      (0.42)       --             --            --
   Six Months Ended
    September 30,
    2001 (Unaudited).     7.18      0.20          0.17         0.37      (0.20)       --             --            --
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1997..............    $6.98     $0.38        $(0.06)      $ 0.32     $(0.37)       --             --            --
   1998..............     6.93      0.37          0.07         0.44      (0.37)       --             --            --
   1999..............     7.00      0.34          0.04         0.38      (0.34)       --             --            --
   2000..............     7.04      0.35         (0.15)        0.20      (0.35)       --          $(0.02)          --
   2001..............     6.87      0.39          0.22         0.61      (0.39)       -- (4)         --            --
   Six Months Ended
    September 30,
    2001 (Unaudited).     7.09      0.19          0.13         0.32      (0.19)       --             --            --
  HIGH YIELD FUND -- (10/31/00*)
   Shares
   Period Ended March
    31, 2001.........    $7.00     $0.27        $ 0.26       $ 0.53     $(0.27)       --             --            --
   Six Months Ended
    September 30,
    2001 (Unaudited).     7.26      0.45         (0.91)       (0.46)     (0.45)       --             --            --

 *  Commencement of Operations
(1) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2) Not Annualized
(3) Annualized
(4) Amount represents less than $0.01 per share.
                       See Notes to Financial Statements

                                                 Ratio of     Ratio of     Ratio of
                                         Net       Net          Gross        Net
                  Net Asset            Assets,  Operating     Operating   Investment
                   Value,               End of   Expenses     Expenses      Income    Portfolio    Fee
      Total          End     Total      Period  to Average   to Average   to Average  Turnover   Waivers
  Distributions   of Period Return     (000's)  Net Assets  Net Assets(1) Net Assets    Rate     (Note 2)
  -------------   --------- -------    -------- ----------  ------------- ----------  ---------  --------
     $(0.51)        $8.60     3.17%    $185,896   0.90%         1.04%        5.90%      238%      $0.01
      (0.50)         9.17    12.79%     196,097   0.90%         1.02%        5.51%      538%       0.01
      (0.72)         8.99     5.95%     215,768   0.90%         1.03%        4.96%      268%       0.01
      (0.50)         8.55     0.72%     220,480   0.88%         1.00%        5.42%      112%       0.01
      (0.50)         9.11    12.80%     252,173   0.88%         1.01%        5.81%       99%       0.01


      (0.26)         9.26     4.59%(2)  260,032   0.87%(3)      1.01%(3)     5.63%(3)   123%(3)    0.01



     $(0.41)        $6.87     3.25%    $ 78,441   0.63%         0.68%        5.91%      129%        --
      (0.41)         7.23    11.37%      94,935   0.61%         0.66%        5.68%       86%        --
      (0.53)         7.13     6.02%     127,743   0.60%         0.67%        5.29%      229%        --
      (0.40)         6.77     0.59%     155,483   0.58%         0.65%        5.80%      122%        -- (4)
      (0.42)         7.18    12.73%     219,600   0.56%         0.69%        6.11%      108%      $0.01


      (0.20)         7.35     5.26%(2)  248,910   0.55%(3)      0.70%(3)     5.58%(3)   116%(3)    0.01



     $(0.37)        $6.93     4.77%     $30,804   0.61%         0.70%        5.42%       82%      $0.01
      (0.37)         7.00     6.47%      32,547   0.62%         0.69%        5.28%       35%        --
      (0.34)         7.04     5.54%      52,589   0.58%         0.67%        4.79%      114%       0.01
      (0.37)         6.87     3.02%      59,307   0.54%         0.62%        5.07%       90%       0.01
      (0.39)         7.09     9.14%      75,694   0.57%         0.67%        5.59%      118%       0.01


      (0.19)         7.22     4.62%(2)  116,813   0.54%(3)      0.62%(3)     5.36%(3)    97%(3)     -- (4)



     $(0.27)        $7.26     7.76%(2) $ 57,670   1.05%(3)      1.55%(3)     9.43%(3)   169%(3)   $0.01



      (0.45)         6.35   (6.63)%(2)  100,239   1.05%(3)      1.35%(3)    13.03%(3)   415%(3)    0.01

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Managed Income Fund




 Principal                                                  Coupon    Value
 Amount                                                      Rate    (Note 1)
 ---------                                                  ------ ------------
 ASSET BACKED SECURITIES -- 6.05%
 $ 3,000,000 California Infrastructure SDG&E, 1997-1 A5,
              09/25/05...................................    6.19% $  3,101,100
   8,000,000 CIT RV Trust, 1999-A A4, 06/15/13...........    6.16     8,281,840
   3,975,000 PP&L Transition Bond Co. LLC, 1999-1 A6,
              12/26/07...................................    6.96     4,338,792
                                                                   ------------
             TOTAL ASSET BACKED SECURITIES
              (Cost $14,839,300).........................            15,721,732
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.41%
   9,000,000 +DLJ Mortgage Acceptance Corp., 1997-CF2 A3,
              09/15/07...................................    6.99     9,502,450
   4,483,880 Government National Motgage Association,
              1999-19 A, 08/16/08........................    6.50     4,662,558
   5,000,000 Morgan Stanley Capital I, 1999-WF1 B,
              10/15/08...................................    6.32     5,179,000
   4,374,000 Morgan Stanley Dean Witter Capital I, 2000-
              LIF2 C, 10/15/33...........................    7.50     4,745,740
   2,025,000 Mortgage Capital Funding, Inc., 1997-MC2 D,
              11/20/07...................................    7.12     2,107,750
   8,625,162 Mortgage Capital Funding, Inc., 1998-MC1 A1,
              03/18/30...................................    6.42     9,062,572
   4,250,000 Mortgage Capital Funding, Inc., 1998-MC1 C,
              03/18/30...................................    6.95     4,496,714
  10,370,000 Nomura Asset Securities Corp., 1995-MD3 A1B,
              03/04/20...................................    8.15    11,349,236
   1,785,000 Salomon Brothers Mortgage Securities VII,
              2000-C1 A2, 12/18/09.......................    7.52     1,976,602
                                                                   ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $50,627,785).........................            53,082,622
                                                                   ------------
 COMMERCIAL PAPER -- 2.88%
   7,500,000 General Motors Acceptance Corp., 10/17/01
              (Cost $7,500,000)..........................    2.80     7,500,000
                                                                   ------------
 CORPORATE BONDS -- 26.20%
   5,000,000 +American Airlines, Inc., 05/23/21..........    6.98     4,942,381
     500,000 Armco, Inc., 12/01/08.......................    8.88       485,000
   5,000,000 Associates Corp. of North America MTN,
              09/27/02...................................    6.71     5,190,920
   4,750,000 Bank One Texas N.A., 02/15/08...............    6.25     4,910,312

 Principal                                                 Coupon     Value
 Amount                                                     Rate     (Note 1)
 ---------                                                 ------  ------------
 CORPORATE BONDS -- (continued)
 $ 5,000,000 British Telecommunications plc, Step Bond,
              12/15/10..................................    8.38%  $  5,539,565
   5,000,000 DaimlerChrysler N.A. Holding Corp.,
              09/01/09..................................    7.20      5,056,250
   8,000,000 Ford Motor Credit Co., 02/01/06............    6.88      8,237,896
   3,000,000 +France Telecom, Step Bond, 03/01/06.......    7.20      3,175,050
     870,000 Global Crossing Holding Ltd., 08/01/07.....    8.70        365,400
     250,000 +Hercules, Inc., 11/15/07..................   11.13        240,000
     900,000 +IMC Global, Inc., 06/01/08................   10.88        882,000
   1,495,000 IOS Capital, Inc., 06/15/04................    9.75      1,542,248
     500,000 +K Mart Corp., 06/15/08....................    9.88        454,360
   3,000,000 Lehman Brothers Holdings, Inc., 04/01/04...    6.63      3,165,000
     870,000 NTL, Inc., Series A, Step Bond, 04/15/05...   12.75        478,500
   2,000,000 +Petroleos Mexicanos, 02/01/05.............    6.50      1,980,000
   5,000,000 PHH Corp. MTN, 02/03/03....................    8.13      5,208,925
     870,000 +PSEG Energy Holdings, Inc., 02/15/08......    8.63        920,025
     800,000 Stena AB, 12/15/05.........................   10.50        748,000
   5,190,000 US Bancorp MTN, 12/01/04...................    6.88      5,533,739
   4,500,000 +WCG Note Trust, 03/15/04..................    8.25      4,594,757
     800,000 Williams Communications Group, Inc.,
              10/01/09..................................   10.88        332,000
   4,000,000 WorldCom, Inc.(WorldCom Group), 05/15/04...    6.50      4,139,920
                                                                   ------------
             TOTAL CORPORATE BONDS
              (Cost $66,945,272)........................             68,122,248
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 44.42%
             Federal National Mortgage  Association
  10,000,000 October TBA, 10/01/31......................    6.50     10,165,620
   2,207,133 Pool # 253757, 03/01/31....................    5.50      2,146,883
  10,137,620 Pool # 253892, 07/01/31....................    5.50      9,860,886
     989,635 Pool # 443225, 10/01/28....................    5.50        963,034
   1,144,591 Pool # 450838, 12/01/28....................    5.50      1,113,825
   4,848,324 Pool # 535904, 07/01/29....................    5.50      4,718,001
   1,906,894 Pool # 537390, 01/01/31....................    5.50      1,855,936
   2,518,599 Pool # 562896, 03/01/31....................    5.50      2,450,899
   1,506,227 Pool # 566130, 03/01/31....................    5.50      1,465,110
     267,097 Pool # 568947, 03/01/31....................    5.50        259,959
   1,398,311 Pool # 571251, 02/01/31....................    5.50      1,360,943
   1,929,017 Pool # 572761, 03/01/31....................    5.50      1,876,359
   1,814,167 Pool # 573966, 03/01/31....................    5.50      1,764,644
   1,584,205 Pool # 575670, 03/01/31....................    5.50      1,540,960
   1,587,812 Pool # 576471, 04/01/31....................    5.50      1,544,468
   1,422,215 Pool # 576861. 05/01/31....................    5.50      1,383,392

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Managed Income Fund -- (continued)




  Principal                                                Coupon    Value
   Amount                                                   Rate    (Note 1)
  ---------                                                ------ ------------
 U.S. GOVERNMENT &
  AGENCY OBLIGATIONS -- (continued)
             Federal National Mortgage Association
               (continued)
 $ 1,308,319 Pool # 579832, 05/01/31.....................   5.50% $  1,281,019
   9,965,046 Pool # 580051, 06/01/31.....................   5.50     9,693,022
   1,655,256 Pool # 594744, 07/01/31.....................   5.50     1,610,071
             Government National Mortgage Association
   3,709,893 Pool # 2562, 03/20/28.......................   6.00     3,704,170
   4,028,396 Pool # 80311, 08/20/29......................   6.50     4,069,917
   4,399,706 Pool # 267812, 06/15/17.....................   8.50     4,759,870
   2,864,828 Pool # 532751, 08/15/30.....................   9.00     3,038,063
   2,401,774 Pool # 780548, 12/15/17.....................   8.50     2,598,544
   2,185,119 Pool # 780865, 11/15/17.....................   9.50     2,428,068
   3,953,559 Pool # 781084, 12/15/17.....................   9.00     4,323,147
   7,519,562 U.S. Treasury Inflation Indexed Note,
              01/15/07...................................   3.38     7,735,749
  57,875,000 U.S. Treasury STRIPS, 05/15/17..............   0.00    23,907,526
   4,000,000 U.S. Treasury STRIPS, 02/15/15..............   0.00     1,876,680
                                                                  ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Cost $112,483,001)                                  115,496,765
                                                                  ------------
   Shares
   ------
 SHORT-TERM INVESTMENTS -- 1.92%
   2,492,654 Dreyfus Government Cash Management Fund.....            2,492,654
   2,493,253 Fidelity U.S. Treasury II Fund..............            2,493,253
                                                                  ------------
             TOTAL SHORT-TERM INVESTMENTS
              (Cost $4,985,907)..........................            4,985,907
                                                                  ------------

                               Value
                              (Note 1)
                            ------------
 TOTAL INVESTMENTS
  (Cost
  $257,381,265*)..  101.88% $264,909,274
    OTHER ASSETS &
       LIABILITIES
 (NET)............   (1.88)   (4,877,349)
                    ------  ------------
 TOTAL NET ASSETS.  100.00% $260,031,925
                    ======  ============

--------
* Aggregate cost for Federal income and book tax purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $26,691,023 or 10.26% of net assets.
LLC -- Limited Liability Company
MTN -- Medium Term Note
Step Bond -- Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2001. Maturity date is the ultimate maturity. STRIPS -- Separately Traded Registered Interest and Principal Securities
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Intermediate-Term Managed Income Fund





  Principal                                                 Coupon    Value
   Amount                                                    Rate    (Note 1)
 -----------                                                ------ ------------
 ASSET BACKED SECURITIES -- 8.19%
 $ 1,250,000 American Express Credit Account Master
              Trust, 2000-1 A, 09/17/07..................    7.20% $  1,365,662
   3,325,000 American Express Master Trust, 1998-1 A,
              04/15/04...................................    5.90     3,462,090
   4,040,000 California Infrastructure PG&E, 1997-1 A8,
              12/26/09...................................    6.48     4,305,027
   4,300,000 CIT RV Trust, 1999-A A4, 06/15/13...........    6.16     4,451,489
   3,550,000 Ford Credit Auto Owner Trust, 2000-E A5,
              10/15/04...................................    6.77     3,773,455
   2,820,000 Toyota Auto Receivables Owner Trust, 2000-A
              A4, 04/15/07...............................    7.21     3,026,210
                                                                   ------------
             TOTAL ASSET BACKED SECURITIES
              (Cost $19,217,293)                                     20,383,933
                                                                   ------------
 CERTIFICATE OF DEPOSIT -- 2.47%
   6,000,000 Mercantile Safe Deposit & Trust, 01/31/03
              (Cost $6,000,000)..........................    5.60     6,156,240
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 18.58%
   1,605,586 Commercial Mortgage Acceptance Corp., 1998-
              C1 A1, 12/15/07............................    6.23     1,679,347
   2,000,000 Commercial Mortgage Asset Trust, 1999-C1 B,
              07/17/13...................................    7.23     2,146,291
   6,400,000 CS First Boston Mortgage Securities Corp.,
              2001-CK3 A2, 02/15/06......................    6.04     6,662,717
   2,670,000 DLJ Mortgage Acceptance Corp., 1995-CF2 B2,
              12/17/27...................................    8.70     2,874,873
   5,400,000 +DLJ Mortgage Acceptance Corp., 1997-CF2
              A1B, 09/15/07..............................    6.82     5,778,377
   2,000,000 Federal Home Loan Mortgage Corporation, 16
              PH, 04/25/21...............................    6.75     2,081,982
   2,467,807 LB-UBS Commercial Mortgage Trust, 2001-C2
              A1, 06/15/20...............................    6.27     2,585,773
   2,660,000 Morgan Stanley Capital I, 1999-CAM1 A3,
              11/15/08...................................    6.92     2,855,244
   1,681,451 Morgan Stanley Dean Witter Capital I, 2000-
              LIFE A1, 11/15/08..........................    7.42     1,832,169
   1,927,770 Mortgage Capital Funding, Inc., 1996-MC2 C,
              09/20/06...................................    7.22     2,056,755
   1,174,368 Mortgage Capital Funding, Inc., 1997-MC2 A1,
              01/20/07...................................    6.53     1,236,312
   2,500,000 Mortgage Capital Funding, Inc., 1998-MC1 C,
              03/18/30...................................    6.95     2,645,126
   2,500,000 Nationslink Funding Corp., 1999-2 B,
              11/20/08...................................    7.53     2,724,592

  Principal                                                Coupon     Value
   Amount                                                   Rate     (Note 1)
  ---------                                                ------  ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- (continued)
 $ 5,250,000 Nomura Asset Securities Corp., 1998-D6 A1B,
              03/17/28..................................    6.59%  $  5,575,141
   3,228,830 Salomon Brothers Mortgage Securities VII,
              2000-C1 A1, 11/18/08......................    7.46      3,517,959
                                                                   ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $43,388,293)                                     46,252,658
                                                                   ------------
 CORPORATE BONDS -- 33.52%
     500,000 Armco, Inc., 12/01/08......................    8.88        485,000
   3,000,000 +AT&T Wireless Services, Inc., 03/01/11....    7.88      3,215,706
   2,375,000 Bank of America Corp., 01/15/11............    7.40      2,592,659
   2,775,000 BankBoston N.A., 09/15/07..................    7.00      2,955,375
   4,075,000 BB&T Corp., 06/30/05.......................    6.38      4,238,000
   4,060,000 Capital One Bank, 02/01/06.................    6.88      3,989,181
   4,775,000 Citigroup, Inc., 05/10/06..................    5.75      4,950,973
   3,950,000 Corestates Capital Corp. MTN, 11/15/06.....    6.75      4,170,955
     500,000 +Dana Corp., 08/15/11......................    9.00        450,916
     500,000 First Massachusetts Bank N.A., 06/15/11....    7.63        528,619
   6,470,000 Ford Motor Credit Co., 02/01/06............    6.88      6,662,398
   3,000,000 General Electric Capital Corp., 10/08/02...    6.52      3,106,857
     250,000 Global Crossing Holding Ltd., 08/01/07.....    8.70        105,000
   1,350,000 Grand Metropolitan Investment Corp., Zero
              Coupon, 01/06/04..........................    0.00      1,228,500
     250,000 +Hercules, Inc., 11/15/07..................   11.13        240,000
   5,500,000 Household Finance Corp., 05/09/05..........    8.00      6,008,750
     350,000 +IMC Global, Inc., 06/01/08................   10.88        343,000
     490,000 IOS Capital, Inc., 06/15/04................    9.75        505,486
     500,000 +K Mart Corp., 06/15/08....................    9.88        454,359
   6,500,000 Keystone Financial Mid-Atlantic Funding
              Corp. MTN, 05/15/04.......................    7.30      6,903,949
   2,900,000 Legg Mason, Inc., 07/02/08.................    6.75      3,020,385
   1,350,000 Manufacturers & Traders Trust Co.,
              10/01/10..................................    8.00      1,492,966
   4,075,000 Mercantile Bancorp., 06/15/07..............    7.30      4,429,325
   2,125,000 Merrill Lynch & Co., Inc. MTN, 01/26/06....    6.15      2,211,932
     250,000 NTL, Inc., Series A, Step Bond, 04/15/05...   12.75        137,500
   4,900,000 PHH Corp. MTN, 02/03/03....................    8.13      5,104,746
     250,000 +PSEG Energy Holdings, Inc., 06/15/11......    8.50        259,416

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (unaudited)
Intermediate-Term Managed Income Fund -- (continued)




  Principal                                               Coupon     Value
   Amount                                                  Rate     (Note 1)
  ---------                                               ------  ------------
 CORPORATE BONDS -- (continued)
 $ 4,000,000 Reed Elsevier Capital, Inc., 08/01/11......   6.75%  $  4,079,444
     200,000 Stena AB, 12/15/05.........................  10.50        187,000
   4,050,000 TCI Communications, Inc., 09/15/04.........   8.65      4,475,250
   1,500,000 +WCG Note Trust, 03/15/04..................   8.25      1,531,586
     150,000 Williams Communications Group, Inc.,
              10/01/09..................................  10.88         62,250
   3,240,000 WorldCom, Inc. (WorldCom Group), 05/15/11..   7.50      3,304,596
                                                                  ------------
             TOTAL CORPORATE BONDS
              (Cost $80,919,242)........................            83,432,079
                                                                  ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 33.72%
             Federal National Mortgage Association
  12,700,000  06/15/06..................................   5.25     13,217,754
   2,267,342 Pool # 253757, 03/01/31....................   5.50      2,205,449
   2,773,930 Pool # 253855, 05/01/31....................   5.50      2,698,208
          55 Pool # 525818, 12/01/29....................   7.50             57
     794,595 Pool # 537397, 03/01/31....................   5.50        772,904
   1,721,457 Pool # 568947, 03/01/31....................   5.50      1,675,455
   1,194,594 Pool # 572846, 04/01/31....................   5.50      1,161,985
   2,873,055 Pool # 574153, 04/01/31....................   5.50      2,794,627
   3,962,038 Pool # 577218, 04/01/31....................   6.00      3,951,550
   5,000,000 Pool # 578823, 04/01/31....................   5.50      4,863,511
   2,988,274 Pool # 580039, 06/01/31....................   5.50      2,908,418
   3,150,000 Pool # 580075, 09/01/31....................   5.50      3,064,012
     110,016 Pool # 582071, 05/01/31....................   5.50        107,013
     585,645 Pool # 584951, 06/01/31....................   5.50        569,659
     674,592 Pool # 588944, 06/01/31....................   5.50        656,177
   1,045,615 Pool # 589299, 06/01/31....................   5.50      1,017,673
   1,181,844 Pool # 592322, 06/01/31....................   5.50      1,149,582
             Government National Mortgage Association
     256,243 Pool # 3078, 05/20/31......................   5.50        247,739
      40,164 Pool # 195801, 01/15/17....................   8.50         42,442
      97,424 Pool # 195833, 04/15/17....................   8.50        102,948
      32,179 Pool # 212760, 04/15/17....................   8.50         34,004
      37,928 Pool # 334299, 05/15/23....................   8.00         39,824
   1,151,512 Pool # 367412, 11/15/23....................   6.00      1,156,142
  25,498,030 U.S. Treasury Inflation Index Note,
              07/15/02..................................   3.63     25,936,316
             U.S. Treasury Note
  12,450,000  11/15/04..................................   5.88     13,350,633
     200,000  02/15/11..................................   5.00        205,632
                                                                  ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Cost $81,968,200)                                    83,929,714
                                                                  ------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                           ------------
 SHORT-TERM INVESTMENTS -- 2.86%
 2,990,506 Dreyfus Government Cash Management Fund......           $  2,990,506
 4,125,603 Fidelity U.S. Treasury II Fund...............              4,125,603
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS
            (Cost $7,116,109)...........................              7,116,109
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost $238,609,137*)...................................   99.34% $247,270,733
 OTHER ASSETS & LIABILITIES (NET)........................    0.66     1,639,113
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $248,909,846
                                                           ======  ============

--------
* Aggregate cost for Federal income and book tax purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $12,273,360 or 4.93% of net assets.
MTN--Medium Term Note
Step Bond--Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2001. Maturity date is the ultimate maturity.
Zero Coupon--Zero coupon bond.
                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2001 (Unaudited)
Short-Term Government Securities Fund





  Principal                                                 Coupon    Value
   Amount                                                    Rate    (Note 1)
  ---------                                                 ------ ------------

 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 87.42%
             Federal Home Loan Mortgage Corp.
 $ 2,670,000 05/15/02.....................................   5.50% $  2,720,089
  13,200,000 02/15/03.....................................   7.00    13,942,500
             Federal National Mortgage Association
   9,500,000 05/15/03.....................................   4.63     9,749,755
   9,000,000 02/13/04.....................................   5.13     9,350,010
   6,000,000 08/14/06.....................................   5.25     6,178,812
   2,500,000 MTN, 05/06/04................................   5.74     2,537,635
   2,814,922 Pool # 73268, 12/01/05.......................   6.62     3,000,509
     611,239 Pool # 73281, 12/01/01.......................   6.47       611,043
   2,465,908 Pool # 382316, 04/01/10......................   4.77     2,469,761
   1,246,979 Pool # 517390, 11/01/11......................   8.00     1,305,039
             Government National Mortgage Association
   1,538,749 Pool # 8378, 07/20/18........................   7.75     1,585,681
   1,416,680 Pool # 80385, 03/20/30.......................   6.25     1,436,989
   3,066,095 Pool # 780240, 09/15/09......................   8.50     3,268,129
   1,112,887 Pool # 780752, 04/15/10......................   8.50     1,175,487
   1,559,215 Pool # 781036, 10/15/17......................   8.00     1,667,589
   3,505,974 Pool # 781181, 12/15/09......................   9.00     3,779,518
  15,000,000 U.S. Treasury Bond, 05/15/09                    9.13    17,137,500
             U.S. Treasury Inflation Index Note
   3,936,153 07/15/02.....................................   3.63     4,003,812
   3,361,950 01/15/07.....................................   3.38     3,458,606
  12,250,000 U.S. Treasury Note, 02/15/04.................   4.75    12,741,433
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Cost $100,021,358).........................          102,119,897
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.72%
   3,223,573 Federal Home Loan Mortgage Corporation, 2299
              K, 05/15/25.................................   6.00     3,302,148
     497,298 Federal National Mortgage Association, 1997-
              M5 A, 03/25/02..............................   6.59       499,489
   4,000,000 Federal National Mortgage Association, 2001-
              51 GD, 10/25/25.............................   5.50     4,046,875
                                                                   ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost $7,764,250)...........................            7,848,512
                                                                   ------------

                                                                      Value
  Shares                                                             (Note 1)
  ------                                                           ------------
 SHORT-TERM INVESTMENTS -- 5.90%
 3,443,392 Dreyfus Government Cash Management Fund.......          $  3,443,392
 3,443,393 Fidelity U.S. Treasury II Fund................             3,443,393
                                                                   ------------
           TOTAL SHORT-TERM INVESTMENTS
            (Cost $6,886,785)............................             6,886,785
                                                                   ------------
 TOTAL INVESTMENTS
  (Cost $114,672,393*).................................... 100.04% $116,855,194
 OTHER ASSETS & LIABILITIES (NET).........................  (0.04)      (42,051)
                                                           ------  ------------
 NET ASSETS............................................... 100.00% $116,813,143
                                                           ======  ============

--------
* Aggregate cost for Federal income and book tax purposes.
MTN--Medium Term Note
                       See Notes to Financial Statements

Excelsior Funds Trust
Portfolio of Investments September 30, 2001 (Unaudited)
High Yield Fund




 Principal                                                  Coupon     Value
   Amount                                                    Rate    (Note 1)
 ---------                                                  ------  -----------
 CORPORATE BONDS--82.58%
 $7,000,000 Air Canada Corp., 03/15/11....................  10.25%  $ 3,010,000
    500,000 Alliance Atlantis Communications, Inc.,
             12/15/09.....................................  13.00       505,000
  3,600,000 +Charter Communications Holdings LLC,
             11/15/09.....................................   9.63     3,420,000
  5,595,772 Continental Airlines, Inc., 10/15/02..........   6.33     5,288,005
  5,500,000 Crown Cork & Seal Co., Inc., 04/15/03.........   6.75     3,080,000
  1,000,000 Elizabeth Arden, Inc., Series B, 02/01/11.....  11.75       940,000
  7,000,000 Finova Group, Inc., 11/15/09..................   7.50     2,743,160
  5,000,000 Frontier Corp., 10/15/03......................   6.00     3,000,000
  1,000,000 Frontiervision Holdings L.P., Series B, Step
             Bond, 09/15/07...............................  11.88     1,005,000
  1,000,000 Frontiervision Holdings L.P., Series B, Step
             Bond, 09/15/07...............................  11.88     1,005,000
  1,000,000 Frontiervision Holdings L.P., Step Bond,
             09/15/07.....................................  11.88     1,005,000
  4,000,000 Gaylord Container Corp., Series B, 06/15/07...   9.75     3,000,000
  6,380,000 Glencore Nickel Party Ltd., 12/01/14..........   9.00     4,466,000
  1,000,000 Global Crossing Holding Ltd., 11/15/06........   9.13       430,000
  6,214,700 Global Crossing Holding Ltd. PIK, 12/01/08....   0.00     1,242,940
  5,000,000 Golden Northwest Aluminum, Inc., 12/15/06.....  12.00     2,225,000
  7,000,000 GT Group Telecomunications, Inc., Step Bond,
             02/01/10.....................................   0.00     1,400,000
    250,000 +IMC Global, Inc., 06/01/08...................  10.88       245,000
  2,000,000 +IMC Global, Inc., 06/01/11...................  11.25     1,960,000
  3,000,000 IOS Capital, Inc., 06/15/04...................   9.75     3,094,812
  1,605,000 Kaiser Aluminum & Chemical Co., Series B,
             10/15/06.....................................  10.88     1,332,150
  3,000,000 Level 3 Communications, Inc., 03/15/08........  11.00     1,335,000
  3,500,000 Lodgian Financing Corp., 07/15/09.............  12.25       980,000
  3,000,000 Louisana Pacific Corp., 11/15/08..............  10.88     2,760,000
  4,000,000 Madison River Capital LLC/Madison River
             Financial Corp., 03/01/10....................  13.25     2,440,000
  3,000,000 McLeodUSA, Inc., 01/01/09.....................  11.38       870,000
  8,000,000 Metromedia Fiber Network, Inc., 12/15/09......  10.00       960,000
  6,000,000 Metromedia Fiber Network, Inc., Series B,
             11/15/08.....................................  10.00       720,000
  5,000,000 +Mikohn Gaming Corp., 08/15/08................  11.88     4,700,000
  4,000,000 +Mission Energy Holding Co., 07/15/08.........  13.50     4,040,000
  6,000,000 Nextel Communications, Inc., 11/15/09.........   9.38     3,720,000

 Principal                                                 Coupon     Value
   Amount                                                   Rate     (Note 1)
 ---------                                                 ------  ------------
 CORPORATE BONDS -- (continued)
 $5,500,000 Northwest Airlines, Inc., 04/07/04..........     8.52%  $ 4,015,000
  3,500,000 NTL, Inc., Series B, 02/15/07...............    10.00     1,662,500
  2,000,000 Orion Network Systems, Inc., 01/15/07.......    11.25       720,000
  5,250,000 +Ormet Corp., 08/15/08......................    11.00     3,333,750
  1,397,000 Owens-Illinois, Inc., 05/15/18..............     7.80       929,005
  3,000,000 Pegasus Satellite Communications, Inc.,
             08/01/06...................................    12.38     2,640,000
      4,500 Primedia, Inc, Series F, 11/01/09...........     9.20       180,000
  3,300,000 Radnor Holdings Corp., Series B, 12/01/03...    10.00     2,475,000
  4,500,000 Rogers Wireless Communications, Inc.,
             05/01/11...................................     9.63     4,320,000
  4,000,000 ShopKo Stores, Inc., 08/15/03...............     6.50     3,590,000
  3,000,000 Star Choice Communications, 12/15/05........    13.00     3,090,000
    700,000 Stena AB, 12/15/05..........................    10.50       654,500
  3,170,000 Stena AB, 06/15/07..........................     8.75     2,662,800
    500,000 Stone Container Corp., 02/01/11.............     9.75       505,000
    500,000 +Stone Container Finance, 08/15/06..........    11.50       525,000
  1,000,000 Telewest Communications plc, Step Bond,
             10/01/07...................................    11.00       635,000
  6,250,000 Williams Communications Group, Inc.,
             08/01/08...................................    11.70     2,593,750
                                                                   ------------
            TOTAL CORPORATE BONDS
            (Cost $117,609,542).........................            101,453,372
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 10.93%
 13,433,000 Federal Home Loan Bank, 10/01/01 (Cost
            $13,433,000)................................     2.75    13,433,000
                                                                   ------------
   Shares
   ------
 WARRANTS -- 0.09%
      7,000 GT Group Telecom, Inc., Class B, Expires
            02/01/10 (Cost $175,000)....................                105,000
                                                                   ------------
 TOTAL INVESTMENTS
 (Cost $131,217,542*)....................................   93.60% $114,991,372
 OTHER ASSETS & LIABILITIES (NET)........................    6.40     7,859,156
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $122,850,528
                                                           ======  ============

--------
* Aggregate cost for Federal income and book tax purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2001, these securities amounted to $18,223,750 or 14.83% of net assets.
LLC--Limited Liability Company
L.P.--Limited Partnership
PIK--Pay-in-Kind
Step Bond--Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2001. Maturity date disclosed is the ultimate maturity.
                       See Notes to Financial Statements

                                EXCELSIOR FUNDS

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the "Trust") is a business trust organized under the laws of the State of Delaware on May 11, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end diversified management investment companies.

  Excelsior Fund and the Trust currently offer shares in nineteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Managed Income Fund, Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund, Portfolios of Excelsior Fund and High Yield Fund, a Portfolio of the Trust (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In November 2000, the American Institute of Certified Public Accountants (the "AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Portfolios adopted the provisions of the Guide as required on April 1, 2001. The adoption of the Guide did not have a significant effect on the Portfolios' financial statements.

  The High Yield Fund offers two classes of shares: Shares and Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately. The High Yield Fund commenced operations on October 31, 2000.

  (a) Portfolio valuation:

    Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust.

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

    Investments in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, the Portfolios will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of Excelsior Fund and the Trust that each Portfolio continue to qualify as regulated investment companies, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

    At March 31, 2001, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                            Expiration Date March 31,
                                            --------------------------
                                                2008         2009       Total
                                            ------------- ----------- ----------
   Managed Income Fund..................... $     484,000         --  $  484,000
   Intermediate-Term Managed Income Fund...     2,113,000    $536,000  2,649,000
   Short-Term Government Securities Fund...       338,000         --     338,000

    At September 30, 2001, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                      Tax Basis     Tax Basis    Net Unrealized
                                      Unrealized    Unrealized    Appreciation
                                     Appreciation (Depreciation) (Depreciation)
                                     ------------ -------------- --------------
   Managed Income Fund..............  $9,090,535   $ (1,562,526)  $  7,528,009
   Intermediate-Term Managed Income
    Fund............................   9,170,358       (508,762)     8,661,596
   Short-Term Government Securities
    Fund............................   2,241,613        (58,812)     2,182,801
   High Yield Fund..................   1,222,058    (17,448,228)   (16,226,170)

  (f) Expense Allocation:

    Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Portfolios are allocated in proportion to the average net assets of each of their respective Portfolios, except where allocations of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares in a Portfolio are charged to such class.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses and Related Party Transactions

    United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Managed Income Fund, 0.35% of the average daily net assets of the Intermediate-Term Managed Income Fund, 0.30% of the average daily net assets of the Short-Term Government Securities Fund and 0.80% of the average daily net assets of the High Yield Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

U.S. Trust Company, SEI Investments Mutual Funds Services and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund and the Trust. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Prior to June 4, 2001, U.S. Trust Company, J.P. Morgan Investor Services Co. and FAS served as administrators for Excelsior Fund and the Trust pursuant to administration agreements substantially similar to those currently in effect for the Portfolios. Effective June 4, 2001, and until further notice to the Portfolios, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of .04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2001, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

     Managed Income Fund............................................... $85,975
     Intermediate-Term Managed Income Fund.............................  77,348
     Short-Term Government Securities Fund.............................  31,552
     High Yield Fund...................................................  37,649

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2002 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

     Managed Income Fund.................................................. 0.90%
     Intermediate-Term Managed Income Fund................................ 0.65%
     Short-Term Government Securities Fund................................ 0.60%
     High Yield Fund--Shares.............................................. 1.05%
     High Yield Fund--Institutional Shares................................ 0.80%

  In addition, currently, U.S. Trust is voluntarily limiting its investment advisory fee to 0.65% of the average daily net assets for Managed Income Fund.

  For the six months ended September 30, 2001, U.S. Trust waived investment advisory fees totaling $137,685, $28,928, $3,278 and $131,327 for Managed Income Fund, Intermediate-Term Managed Income Fund, Short-Term Government Securities Fund and High Yield Fund, respectively.

  Excelsior Fund and the Trust has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative servicing fees paid to affiliates of U.S. Trust amounted to $252,091 for the six months ended September 30, 2001. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each portfolio in an amount equal to the administrative services fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2001, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative servicing fees for the Portfolios as follows:

     Managed Income Fund.............................................. $ 37,564
     Intermediate-Term Managed Income Fund............................  141,936
     Short-Term Government Securities Fund............................   34,939
     High Yield Fund..................................................   37,652

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund and the Trust. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of High Yield Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Portfolio Shares, in an amount not to exceed the annual rate of 0.25% of the daily net asset value of the Portfolio's outstanding shares. Effective August 1, 2001, until further notice, the Trust has voluntarily agreed to stop charging fees under the distribution plan.

  Effective September 5, 2001, each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Independent Trustees of the Trust receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman receives an additional fee of $5,000. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees. Prior to September 5, 2001, each Independent Director of Excelsior Fund received an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and was reimbursed for expenses incurred for attending meetings. The Chairman received an additional annual fee of $5,000. Each member of the Nominating Committee received an annual fee of $2,000 for services in connection with this committee. Independent Trustees of Excelsior Trust received an annual fee of $4,000, plus a meeting fee of $250 for each meeting attended. The Chairman received an additional fee of $5,000. Each member of the Nominating Committee received an annual fee of $1,000 for services in connection with this committee. In addition, Directors and Trustees were reimbursed by Excelsior Fund and the Trust, respectively for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 2001, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                       Purchases      Sales
                                                      ------------ ------------
     Managed Income Fund............................. $180,457,729 $154,646,030
     Intermediate-Term Managed Income Fund...........  130,094,867  123,914,410
     Short-Term Government Securities Fund...........   77,700,234   42,890,589
     High Yield Fund.................................  246,041,216  200,614,757

4. Capital Transactions

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
31.375 billion of which is currently classified to represent interests in one of nineteen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the Managed Income Fund and 500 million shares each of Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund. Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Portfolio. Each share has a par value of $.00001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Trust's Board of Trustees.

                                         Managed Income Fund
                           ---------------------------------------------------
                              Six Months Ended
                                  09/30/01             Year Ended 03/31/01
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold......................  4,705,915  $ 42,870,503    9,021,421  $ 79,159,029
Issued as reinvestment of
 dividends................    124,358     1,134,806      248,365     2,183,511
Redeemed.................. (4,442,609)  (40,596,129)  (7,353,235)  (64,597,718)
                           ----------  ------------  -----------  ------------
Net Increase..............    387,664  $  3,409,180    1,916,551  $ 16,744,822
                           ==========  ============  ===========  ============
                                Intermediate-Term Managed Income Fund
                           ---------------------------------------------------
                              Six Months Ended
                                  09/30/01             Year Ended 03/31/01
                           ------------------------  -------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  ------------
Sold......................  6,538,522  $ 47,110,482   18,229,333  $126,510,116
Issued as reinvestment of
 dividends................     38,573       278,004       80,598       556,424
Redeemed.................. (3,295,105)  (23,665,378) (10,684,006)  (74,214,931)
                           ----------  ------------  -----------  ------------
Net Increase..............  3,281,990  $ 23,723,108    7,625,925  $ 52,851,609
                           ==========  ============  ===========  ============

                                 Short-Term Government Securities Fund
                            --------------------------------------------------
                               Six Months Ended
                                   09/30/01             Year Ended 03/31/01
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Sold.......................  7,673,084  $ 54,652,094   7,033,078  $ 49,190,500
Issued as reinvestment of
 dividends.................     55,423       394,513      97,923       679,761
Redeemed................... (2,221,579)  (15,874,536) (5,084,204)  (35,339,346)
                            ----------  ------------  ----------  ------------
Net Increase...............  5,506,928  $ 39,172,071   2,046,797  $ 14,530,915
                            ==========  ============  ==========  ============

                                            High Yield Fund
                            --------------------------------------------------
                               Six Months Ended
                                   09/30/01             10/31/00*-03/31/01
                            ------------------------  ------------------------
                              Shares       Amount       Shares       Amount
                            ----------  ------------  ----------  ------------
Sold:
  Shares...................  9,027,541  $ 63,230,170   8,249,273  $ 59,856,423
  Institutional Shares.....  1,236,660     8,793,651   2,535,567    18,250,149
Issued as reinvestment of
 dividends:
  Shares...................     67,865       470,417      11,494        84,198
  Institutional Shares.....      3,201        22,177         294         2,136
Redeemed:
  Shares................... (1,239,165)   (8,732,387)   (319,070)   (2,362,585)
  Institutional Shares.....   (137,987)     (963,355)    (76,058)     (561,080)
                            ----------  ------------  ----------  ------------
Net Increase...............  8,958,115  $ 62,820,673  10,401,500  $ 75,269,241
                            ==========  ============  ==========  ============

--------
* Commencement of Operations

5. Line of Credit:

  The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The Chase Manhattan Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2001, the Portfolios had no borrowings under the agreement.